Schedule of investments
Nomura Opportunity Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.99%♣
Communication Services — 0.51%
Omnicom Group	41,068	$ 2,990,982
		2,990,982
Consumer Discretionary — 8.44%
Aptiv †	61,810	3,793,898
AutoZone †	1,482	4,736,383
Darden Restaurants	21,270	4,381,833
Dick's Sporting Goods	15,950	3,617,620
DR Horton	30,570	4,979,242
Marriott International Class A	27,270	10,105,989
PulteGroup	39,950	5,481,539
Ross Stores	37,540	7,990,389
Royal Caribbean Cruises	14,700	4,667,691
		49,754,584
Consumer Staples — 2.86%
Hershey	21,400	3,754,630
Kroger	66,600	3,698,298
Tyson Foods Class A	48,370	2,769,183
US Foods Holding †	64,900	6,636,025
		16,858,136
Energy — 6.61%
Cheniere Energy	28,450	6,799,834
Devon Energy	237,435	9,810,814
Expand Energy	65,950	6,013,981
Targa Resources	34,700	9,304,458
Valero Energy	27,050	7,044,902
		38,973,989
Financials — 18.77%
Affiliated Managers Group	21,570	7,299,288
Allstate	26,730	6,360,136
Ally Financial	161,910	7,439,765
Assurant	26,620	7,148,269
Axis Capital Holdings	71,050	7,633,612
Citizens Financial Group	87,100	6,103,097
Columbia Banking System	256,650	8,225,632
Corebridge Financial	181,400	5,193,482
Global Payments	82,250	5,968,060
Hartford Insurance Group	43,110	5,712,937
Old National Bancorp	312,800	8,101,520
Raymond James Financial	48,520	7,376,496
Reinsurance Group of America	29,920	6,362,488
State Street	43,390	7,358,944
Synchrony Financial	88,120	6,701,526
Webster Financial	26,900	2,055,698
Willis Towers Watson	21,200	5,541,044
		110,581,994
Healthcare — 5.14%
Agilent Technologies	62,440	8,293,905
Becton, Dickinson and Co.	19,100	2,890,403
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Cencora	5,520	$ 1,562,050
IQVIA Holdings †	20,300	3,922,366
Quest Diagnostics	36,430	7,721,338
STERIS	27,910	5,877,009
		30,267,071
Industrials — 23.13%
AECOM	55,230	3,855,054
AMETEK	34,860	8,434,028
CACI International Class A †	14,125	6,543,548
Curtiss-Wright	10,150	7,691,264
Delta Air Lines	88,700	8,307,642
Dover	23,700	5,315,436
Gates Industrial †	190,550	5,329,684
ITT	47,030	9,300,653
JB Hunt Transport Services	13,380	3,872,573
Johnson Controls International	48,558	7,094,809
KBR	97,060	3,351,482
L3Harris Technologies	21,200	6,160,508
MasTec †	19,200	7,988,352
Nextpower Class A †	28,078	3,345,213
Oshkosh	51,940	7,971,751
Parker-Hannifin	2,950	2,885,454
Quanta Services	10,030	7,222,001
Regal Rexnord	48,300	11,504,577
Saia †	8,300	3,495,628
United Rentals	8,055	9,125,429
WESCO International	21,802	7,531,065
		136,326,151
Information Technology — 11.08%
Akamai Technologies †	51,460	6,083,087
Ciena †	12,470	6,117,283
Flex †	50,590	8,199,121
Keysight Technologies †	24,335	8,518,953
ON Semiconductor †	53,460	5,054,108
TD SYNNEX	35,900	9,597,506
Teradyne	17,920	8,670,413
Twilio Class A †	63,350	13,071,006
		65,311,477
Materials — 6.27%
Amcor	95,899	4,157,222
Axalta Coating Systems †	89,950	3,078,089
Celanese	60,240	2,771,040
Crown Holdings	58,490	6,540,352
Louisiana-Pacific	62,250	4,896,585
Reliance	22,520	8,413,472
Vulcan Materials	24,060	7,097,940
		36,954,700
NQ- FI4 [0626] 0826 (5831246)    1

Schedule of investments
Nomura Opportunity Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate — 7.35%
American Homes 4 Rent Class A	158,810	$ 5,323,311
CBRE Group Class A †	57,900	7,798,551
First Industrial Realty Trust	74,650	4,576,792
Host Hotels & Resorts	119,570	2,835,005
Iron Mountain	44,600	5,633,426
Kimco Realty	208,870	5,294,854
Ventas	81,150	7,206,120
VICI Properties	174,037	4,620,682
		43,288,741
Utilities — 7.83%
CMS Energy	103,390	7,909,335
Edison International	85,620	6,374,409
NRG Energy	40,460	5,909,588
OGE Energy	95,900	4,666,494
Public Service Enterprise Group	71,410	5,795,636
WEC Energy Group	61,220	7,148,659
Xcel Energy	104,070	8,356,821
		46,160,942
Total Common Stocks (cost $338,026,757)		577,468,767

Short-Term Investments — 3.84%
Money Market Mutual Funds — 3.84%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	5,659,117	5,659,117
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	5,659,125	5,659,125
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	5,659,125	$ 5,659,125
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	5,659,122	5,659,122
Total Short-Term Investments (cost $22,636,489)		22,636,489

Total Value of Securities—101.83% (cost $360,663,246)		600,105,256
Liabilities Net of Receivables and Other Assets—(1.83%)		(10,768,972)
Net Assets Applicable to 14,826,805 Shares Outstanding—100.00%		$589,336,284
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

2    NQ- FI4 [0626] 0826 (5831246)